Fair value of financial assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value
Financial assets and liabilities classified as Level 3 in the fair value
Financial assets held for trading	R$ 0	R$ 0	R$ 0	R$ 3,329
Financial assets designated at fair value through profit or loss	33,368	37,509	573,664	902,794
Financial assets - available-for-sale	140,143	951,612	857,817	R$ 897,956
Gains/ losses (Realized-Not Realized)
Financial assets and liabilities classified as Level 3 in the fair value
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	(2,555)	2,806	(329,130)
Financial assets - available-for-sale	18,474	(60,934)	(58,008)
Transfers in and/ or out of Level 3
Financial assets and liabilities classified as Level 3 in the fair value
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	0	(14,345)	0
Financial assets - available-for-sale	0	(3,085)	0
Additions
Financial assets and liabilities classified as Level 3 in the fair value
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	0	111	0
Financial assets - available-for-sale	0	461,185	54,785
Settled
Financial assets and liabilities classified as Level 3 in the fair value
Financial assets held for trading	0	0	(3,329)
Financial assets designated at fair value through profit or loss	(1,586)	(524,727)	0
Financial assets - available-for-sale	R$ (829,943)	R$ (303,371)	R$ (36,916)